Components of Accounts Receivable (Detail) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts Receivable [Abstract]
Trade	$ 252,201	$ 263,210
Accrued trade	22,162	33,472
Prepaids and other	77,779	82,030
Trade and other current receivables	$ 352,142	$ 378,712